Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Schedule of trade and other payables
	06.30.19	06.30.18
Trade	13,764	16,977
Construction obligations	931	2,295
Accrued invoices	1,193	2,105
Sales, rental and services payments received in advance	4,483	5,560
Total trade payables	20,371	26,937
Deferred incomes	-	58
Construction provisions	1,015	811
Dividends payable to non-controlling shareholders	398	191
Taxes payable	948	749
Management fees (Note 31)	-	2,102
Others	1,847	2,945
Total other payables	4,208	6,856
Total trade and other payables	24,579	33,793

Non-current	1,980	5,766
Current	22,599	28,027
Total	24,579	33,793